Cash and Deposits with Financial Institutions - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Mandatory Reserve Deposits At Central Banks [abstract]
Cash balances required to maintain with central banks, other regulatory authorities and certain counterparties	$ 6,464	$ 5,793	$ 5,322